Filed with the Securities and Exchange Commission on  October 2, 1997

Securities Act File No.  33-64457
Investment Company Act File No.  811-7435
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933					[X]

Pre-Effective Amendment No.					[   ]
Post-Effective Amendment No. 12					[X]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 13						[X]


Smith Barney Concert  Allocation Series Inc.
(Formerly, Smith Barney Concert Series Inc.)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street, New York, NY 10013
 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 212-816-6474

Christina T. Sydor, Esq.
Smith Barney Mutual Funds Management Inc.
388 Greenwich Street
New York, New York 10013
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective

It is proposed that this filing will become effective:

		immediately upon filing pursuant to Rule 485(b) on _____________ pursuant to Rule 485(b)(i)(v)
	X	60 days after filing pursuant to Rule 485(a)
		75 days after filing pursuant to Rule 485(a)(2) on _________________ pursuant to Rule 485(a)





SMITH BARNEY CONCERT SERIES INC.

FORM N-1A
CROSS REFERENCE SHEET


Part A
Item No.

Heading in the Prospectus


1. Cover Page

Cover Page


2.  Synopsis
Prospectus Summary


3.  Condensed Financial Information
Not Applicable


4. General Description of
Registrant
Cover Page; Prospectus Summary;
Investment Objectives and
Management Policies; Why Invest in
the Concert Series; Description of
Underlying Smith Barney Funds;
Additional Information; Appendix


5.  Management of the Fund
Prospectus Summary; Management of
the Concert Series; Additional
Information


6.  Capital Stock and Other
Securities
Prospectus Summary; Dividends,
Distributions and Taxes; Purchase
of Shares; Additional Information


7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares


8.  Redemption or Repurchase


Redemption of Shares

9.  Legal Proceedings
Not Applicable





Part B
Item No.

Heading in Statement of Additional
Information



10.  Cover Page

Cover Page


11.  Table of Contents
Table of Contents


12.  General Information and History
Not Applicable


13. Investment Objectives and
Policies
Investment Objectives and Management
Policies


14.  Management of the Fund
Management of the Concert Series


15. Control Persons and Principal
Holders of
Securities
Management of the Concert Series



16.  Investment Advisory and Other
Services
Management of the Concert Series;
Additional Information


17.  Brokerage Allocation and Other
Practices


Not Applicable

18.  Capital Stock and Other
Securities
Additional Information


19.  Purchase, Redemption and Pricing
of
Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares


20.  Tax Status
Taxes (See in the Prospectus
"Dividends, Distributions and Taxes")


21.  Underwriters
Not Applicable



22. Calculation of Performance Data
Performance


23.  Financial Statements
Financial Statements





PART A

The Prospectus for Class A, Class B, Class C and Class Y shares of the High Growth, Growth, Balanced, Conservative and Income Portfolios of Smith Barney Concert Series Inc. (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997(Accession No. 91155-97-260).

The Prospectus for the Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios of the Fund is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).

The Prospectus for Class Z shares of the Growth, High Growth, Balanced, Conservative and Income Portfolios of the Fund is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 (Accession No. 91155-97-260) and became effective on May 30, 1997.

The Supplement to Prospectus dated May 30, 1997 (for Class A, Class B, Class
C and Class Y shares of the High Growth, Growth, Balanced, Conservative and Income Portfolio of the Fund) for the purpose of creating a new portfolio, the Global Portfolio is filed herwith.

SMITH BARNEY CONCERT ALLOCATION SERIES INC.

Supplement dated  __, 1997
to Prospectus dated May 30 , 1997



	Smith Barney Concert Allocation Series Inc. (the "Concert Series" or "Series") is offering a newly-created professionally managed investment portfolio - the Global Portfolio. The investment objective of the Global Portfolio is to seek capital appreciation. Under normal market conditions, the Fund will invest, with respect to at least 65% of its assets, in not less than three different countries. Like the other Concert Series portfolios, the Global Portfolio seeks to achieve its investment objective by investing in a diverse mix of "Underlying Smith Barney Funds," which consist of open-end management investment companies or series thereof for which Smith Barney Inc. ("Smith Barney") now or in the future acts as principal underwriter or for which Smith Barney, Smith Barney Mutual Funds Management Inc. ("SBMFM") or Smith Barney Strategy Advisers Inc. ("SBSA") now or in the future acts as investment adviser. Unlike the other Concert Series portfolios, the Global Portfolio does not serve as a complete investment program, but can serve as part of a larger portfolio.

	The following supplements and, to the extent inconsistent with, supersedes the disclosure in the Concert Series' prospectus dated May 30, 1997 (the "Prospectus"):

Purchase of Shares in the Global Portfolio.

	The Global Portfolio offers the general public three classes of shares ("Classes"): Class A shares, Class B shares and Class C shares. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000.

	Class A shares are sold at net asset value plus an initial sales charge of up to [5.00%]. The initial sales charge may be reduced or waived for certain purchases. (Global Portfolio Class A shares will have the same initial sales charge reductions and waivers as the High Growth Portfolio, the Growth Portfolio and the Balanced Portfolio.) Purchases of Class A shares which, when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. Class A shares of the Global Portfolio are subject to an annual service fee of [0.25%] of the average daily net assets of the Class.

	Class B shares of the Global Portfolio are offered at net asset value subject to a maximum CDSC of [5.00%] of redemption proceeds, declining by [1.00%] each year after the date of purchase to zero. The CDSC may be waived for certain redemptions. Class B shares of the Global Portfolio are subject to an annual service fee of [0.25%] and an annual distribution fee of [0.75%] of the average daily net assets of the Class. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the investment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.

	Class C shares of the Global Portfolio are sold at net asset value with no initial sales charge; however, investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. Class C shares are subject to an annual service fee of [0.25%] and an annual distribution fee of [0.75%] of the average daily net assets of the Class. Purchases of Global Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

	Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

	Shares of the Global Portfolio may be purchased in the same manner, and are subject to the same investment minimums, as shares of the other portfolios of the Concert Series. See "Purchase of Shares" in the Prospectus.

Smith Barney 401(k) Program.

	Class A and Class C shares of the Global Portfolio are available to investors participating in the Smith Barney 401(k) Program. See "Purchase of Shares - Smith Barney 401(k) Program" in the Prospectus.

Redemption and/or Exchange of Shares of the Global Portfolio

	Shares of the Global Portfolio may be redeemed or exchanged in the same manner, and subject to the same conditions, as shares of the other portfolios of the Concert Series. See "Redemption of Shares" and "Exchange Privilege" in the Prospectus.




Management of the Global Portfolio

	SBMFM serves as the Global Portfolio's investment manager. See "Management of the Concert Series" in the Prospectus.

Dividends and Distributions

	The Concert Series intends to pay dividends from net investment income annually on shares of the Global Portfolio. Distributions of net realized capital gains, if any, are paid annually for the Global
Portfolio.  See "Dividends, Distributions and Taxes" in the Prospectus.



The Global Portfolio's Expenses. The following expense table lists the costs and expenses an investor will incur as a shareholder of the Global Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and estimates of the Global Portfolio's operating expenses for its first full year of operation.



Class A
Class B
Class C
Class Y


Shareholder Transaction Expenses

     Maximum sales charge imposed     [5.00%]	      None		None		   None
on purchase(as a percentage of offering
price)
     Maximum CDSC		      None* 	      [5.00%]		1.00%		 None
(as a percentage of original
cost or redemption
proceeds, whichever is lower)

Annual Portfolio Operating Expenses
(as a percentage of average
net assets)



Management Fee
0.35%
0.35%
0.35%
0.35%

12b-1 fee**
[0.25%]
[1.00%]
[1.00%]
------

Other Expenses***
None
None
None
None


TOTAL PORTFOLIO OPERATING EXPENSES
[0.60%]
[1.35%]
[1.35%]
[0.35%]


* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and therefore are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ***Under the Asset Allocation and Administration Agreement with the Global Portfolio, SBMFM bears all expenses of each Class of the Portfolio other than the management fee, the 12b-1 fee and extraordinary expenses.


Example

	The following example is intended to assist an investor in understanding the various costs that an investor in the Global Portfolio will bear directly or indirectly. The example assumes payment by the Global Portfolio of operating expenses at the levels set forth in the table above and of its pro rata share of the Class Y expenses of the Underlying Smith Barney Funds (as set forth in the Prospectus) in which the Global Portfolio is expected to invest at the commencement of investment operations. This example should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown above.


An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period.

Global Portfolio		1 Year			3 Years
Class A				$			$
Class B
Class C
Class Y



An investor would pay the following expenses on the same investment, assuming the same annual return but without a redemption at the end of each time period.

Global Portfolio		1 Year			3 Years
Class A				$			$
Class B
Class C
Class Y



	Based on a weighted average of the Class Y expense ratios of the Underlying Smith Barney Funds in which the Global Portfolio is expected to invest at the commencement of investment operations, the approximate expense ratios are expected to be as follows: Class A ___%, Class B ___%, Class C __% and Class Y ___%. The expense ratios may be higher or lower depending on the allocation of the Underlying Smith Barney Funds within the Global Portfolio.

Investment Objective and Management Policies

	The Global Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Fund will invest, with respect to at least 65% of its assets, in not less than three different countries. Issues of any one country (other than the United States) will represent no more than 45% of the Global Portfolio's total investments.

	In investing in Underlying Smith Barney Funds, the Global
Portfolio attempts to optimize performance consistent with its investment objective. The table below illustrates the initial equity/fixed income fund allocation targets and ranges for the Global
Portfolio:


Equity/Fixed Income Fund Range
(Percent of Portfolio's Net Assets)


Target
Range

Equity
100%
80% - 100%

Fixed Income
0%
0% - 20%



	The Global Portfolio invests its assets in the Underlying Smith Barney Funds listed below within the ranges indicated.

UNDERLYING SMITH BARNEY FUND				GLOBAL PORTFOLIO

Smith Barney Aggressive Growth Fund Inc.
0-20%

Smith Barney Appreciation Fund Inc.
0-10%

Smith Barney Equity Funds:
	Smith Barney Growth and Income Fund

0-20%

Smith Barney Fundamental Value Fund Inc.
0-10%

Smith Barney Funds, Inc.
	Equity Income Portfolio
	Short-Term U.S. Treasury Securities Portfolios

0-20%
---

Smith Barney Income Funds Inc.:
	Smith Barney High Income Fund
	Smith Barney Utilities Fund
	Smith Barney Premium Total Return Fund
	Smith Barney Convertible Fund
	Smith Barney Diversified Strategic Income Fund

---
---
---
---
---

Smith Barney Investment Funds Inc.:
	Smith Barney Managed Growth Fund
	Smith Barney Special Equities Fund
	Smith Barney Government Securities Fund
	Smith Barney Investment Grade Bond Fund

0-10%
0-20%
---
---

Smith Barney Managed Governments Fund Inc.
---

Smith Barney Money Funds, Inc.:
	Cash Portfolio

0-20%

Smith Barney Natural Resources Fund Inc.
0-15%

Smith Barney World Funds, Inc.:
	International Equity Portfolio
	Emerging Markets Portfolio
	International Balanced Portfolio
	Global Government Bond Portfolio
	European Portfolio
	Pacific Portfolio

10-35%
0-20%
---
---
0-15%
0-15%

Smith Barney Large Capitalization Growth Fund
0-20%

Smith Barney Growth Opportunity Fund
0-20%

Smith Barney Disciplined Small Cap Fund, Inc.
0-20%

SB Hansberger Global Value Fund
15-35%

SB Hansberger Small Capitalization Fund
5-20%


	The particular Underlying Smith Barney Funds in which the Global Portfolio may invest, the equity/fixed income fund targets and ranges and the investment ranges applicable to each Underlying Smith Barney Fund may be changed from time to time by the Concert Series' Board of Directors without the approval of the Portfolio's shareholders.

	Like the other portfolios of the Concert Series, the Global Portfolio may invest a certain portion of its cash reserves in repurchase agreements and/or the Cash Portfolio of Smith Barney Money Funds, Inc. For a discussion of investment restrictions applicable to all of the portfolios of the Concert Series, including the Global Portfolio, see "Investment Restrictions" in the Prospectus.

Risk factors and Special Considerations

	Foreign Investment. Certain Portfolios may invest in securities of foreign issuers and in foreign branches of domestic banks, which involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers. For example, publicly available information about foreign issuers and economies may be limited; foreign issuers are not generally subject to uniform accounting, auditing and other reporting standards; securities of foreign issuers may be less liquid and more volatile than those of domestic issuers; dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes; risks of seizure, nationalization or expropriation of a foreign issuer exists; and, since securities of foreign issuers are frequently denominated in foreign currencies, investments in these securities may involve currency exchange risks.

	Investing in Emerging Markets. Certain Portfolios may invest in securities of issuers in emerging market countries which involves exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging market countries that may affect investment in their markets include certain national polices that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by issuers located in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.


	Smaller Capitalization Stocks. Certain Portfolios may invest in smaller capitalization stocks which can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater chance of loss than securities of larger capitalization companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of large capitalization companies.

Description of Underlying Smith Barney Funds

Equity Funds The following Underlying Smith Barney Funds are funds that invest primarily in Equity Securities

	SB Hansberger Global Value Fund, seeks long-term capital growth by investing primarily in equity securities of companies in any country including the United States, which in the opinion of SBMFM and Hansberger Global Investors, Inc. are undervalued. Income will be an incidental consideration. The Fund seeks to invest in companies whose securities are trading at the greatest discount to future earnings, cash flow and/or net asset value and Hansberger utilizes proprietary valuation screens, internal and external research sources and other fundamental analysis to identify those securities that appear to be undervalued. Under normal market conditions, the Fund will invest its assets in at least three countries, which may include the United States.

	Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds selling at a discount, when Hansberger believes the potential for appreciation will equal or exceed that available form investments in common stock. The Fund may also invest in warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other depository receipts.

	SB Hansberger Global Value Small Capitalization Fund, seeks long term capital growth by investing primarily in equity securities of U.S. and foreign issuers with relatively small market capitalizations (share price times number of equity securities outstanding) which in the opinion of SBMFM and Hansberger, are undervalued. Income will be an incidental consideration. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in (1) companies located in developing countries with individual market capitalizations of less than $750 million U.S. dollars (at the time of purchase) and (2) companies located in developed countries with individual market capitalizations of less than $1.5 billion U.S. dollars (at the time of purchase). Under normal market conditions the Fund will invest its assets in at least three countries, which may include the United States.

	Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds selling at a discount, when Hansberger believes the potential for appreciation will equal or exceed that available form investments in common stock. The Fund may also invest in warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other depository receipts.

	For further discussion regarding the investment objectives and management policies (including risk factors) of the Underlying Smith Barney Funds, see "Investment Objectives and Management Policies," "Risk Factors and Special Considerations," "Description of Underlying Smith Barney Funds" and the Appendix to the Prospectus.

Portfolio Turnover

	The Global Portfolio's turnover rate is not expected to exceed 25% annually.

Additional Information

	The Concert Series has authorized capital of 5,500,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of ten series of shares, each representing shares in one of ten separate portfolios and may authorize the issuance of additional series of shares in the future.






U:\legal\funds\sbcs\1997\secdocs\globsup2.doc




PART B

The Statement of Additional Information for Class A, Class B, Class C, Class Y and Class Z shares of the High Growth, Growth, Balanced, Conservative and Income Portfolios of Smith Barney Concert Series Inc. (the "Fund") is incorporated by reference to Part B of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).

The Statement of Additional Information for Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios of the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 9 to the Fund's Registration Statement filed on May 29, 1997 and became effective on May 30, 1997. (Accession No. 91155-97-000260).





PART C

	Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

         Included in Part A:

                Financial Highlights are incorporated by reference to Part A filed herewith.

         Included in Part B:

               The Registrant's Annual Report for the year ended January 31, 1997 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on
               April 8,  1997  as  Accession  #   91155-97-
               184.

	The  Registrant's Semi-Annual Report for the  period
               ended  July  31, 1997 is incorporated  by
               reference  to the Definitive 30b-1  filed  on
               October 2,  1997  as  Accession  #   91155-97-444.

         Included in Part C:

               Consent of Independent Accountants is to be filed by amendment.

(b) Exhibits

b.	Exhibits:

	1.	Articles of Incorporation of the Registrant is incorporated by reference to Registrant's Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the "Registration Statement").

	1(a)	Articles Supplementary to the Articles of Incorporation of the
Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 ("Post-Effective Amendment No. 4").

	2.	Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

	3.	Inapplicable.

	4.(a)	Registrant's form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

	(b)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

	(c)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

	(d)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

	(e)	Registrant's form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

	(f)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 ("Post-Effective Amendment No. 3").

	(g)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(h)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(i)	Registrant's form of stock certificate for  shares of the Smith
Barney Concert Series - Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(j)	Registrant's form of stock certificate for shares of the Smith
Barney Concert Series - Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(k)	Registrant's form of stock certificate for Class Z shares of the
High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(l)	Registrant's form of stock certificate for Class Z shares of the
Growth Portfolio is incorporated by reference to Post-Effective Amendment No.
5.

	(m) 	Registrant's form of stock certificate for Class Z shares of the
Balanced Portolio is incorporated by reference to Post-Effective Amendment No.
5.

	(n)	Registrant's form of stock certificate for Class Z shares of the
Conservative Portfolio is incorporated by reference to Post-Effective
Amendment No. 5.


	(o)	Registrant's form of stock certificate for Class Z shares of the
Income Portfolio is incorporated by reference to Post-Effective Amendment No.
5.


	(p)	Registrant's form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

	5.(a)	Form of Asset Allocation and Administration Agreement between the
Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the Registration Statement for each of the following:

	(i)	High Growth Portfolio

	(ii)	Growth Portfolio

	(iii)	Balanced Portfolio

	(iv)	Conservative Portfolio

	(v)	Income Portfolio

	(vi)	Global Portfolio


	5.(b)	Form of Asset Allocation and Administration Agreement between the
Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:


	(i)	Select High Growth Portfolio

	(ii)	Select Growth Portfolio

	(iii)	Select Balanced Portfolio

	(iv)	Select Conservative Portfolio

	(v)	Select Income Portfolio

	6.(a)	Form of the Distribution Agreement between the Registrant and
Smith Barney Inc. is incorporated by reference to the Registration Statement.

	(b)	Form of the Distribution Agreement between the Registrant and PFS
Distributors, Inc. is incorporated by reference to the Registration Statement.

	(c)	Form of Participation Agreement between the Registrant and
Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

	7.	Inapplicable.



	8	Form of Custodian Agreement between the Registrant and PNC Bank,
National Association is incorporated by reference to the Registration
Statement.

	9.(a)	Form of Transfer Agency and Service Agreement between the
Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

	(b)	Form of Sub-Transfer Agency Agreement between the Registrant and
PFS Shareholders Services is incorporated by reference to the Registration Statement.

	10.	Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective
Amendment No. 4.


	11.	Consent of Independent Public Accountants is  to be filed by amendment.


	12.	Inapplicable.

	13.	Form of Purchase  Agreement  between the  Registrant  and the
Purchaser of the initial shares is incorporated by reference to the Registration Statement.

	14.	Inapplicable.

	15.	Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

	16.	Inapplicable.

	17.	Inapplicable.

	18.	Form of Multiple  Class Plan pursuant to Rule 18f-3(d) of the
Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

Item 25.	Persons Controlled by or Under Common Control with Registrant.

			None.

Item 26. 	Number of Holders of Securities.

		September  29, 1997			Record Holders
		Balanced Portfolio Class A		1,184
		Balanced Portfolio Class B 		4,146
		Balanced Portfolio Class C		1,142
		Balanced Portfolio Class Y		2
		Balanced Portfolio Class Z		2

		Income Portfolio Class A	 		176
		Income Portfolio Class  B			493
		Income Portfolio Class  C			160
		Income Portfolio Class  Y			2
		Income Portfolio Class Z			2

		High Growth Portfolio Class A		4,564
		High Growth Portfolio Class B		9,446
		High Growth Portfolio Class C		2,834
		High Growth Portfolio Class Y		3
		High Growth Portfolio Class Z		2

		Conservative Portfolio Class A		249
		Conservative Portfolio Class B		646
		Conservative Portfolio Class C		249
		Conservative Portfolio Class Y		2
		Conservative Portfolio Class Z		2


		Growth Portfolio Class A			4,357
		Growth Portfolio Class B			11,719
		Growth Portfolio Class C			2,810
		Growth Portfolio Class Y			2
		Growth Portfolio Class Z			2

Item 27. Indemnification.

	The response to this item is incorporated by reference to the Registrant Statement filed with the SEC on January 23, 1996.

Item 28.	Business or Other Connections of Investment Adviser.

Investment Adviser -- Smith Barney Mutual Funds Management Inc., formerly known as Smith Barney Advisers, Inc.


SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Travelers Investment Adviser, Inc. ("TIA") was incorporated in June 1996 under the laws of the State of Delaware. TIA is a wholly owned subsidiary of The Plaza Corporation which, in turn, is an indirect wholly owned subsidiary of Travelers. TIA is registered as an investment adviser under the Advisers Act.

The list required by this Item 28 of officers and directors of TIA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by TIA pursuant to the Advisers Act (SEC File No. 801-52365).


Item 29.	Principal Underwriters.

Smith Barney Inc. ("Smith Barney") also serves as distributor for each of the following investment companies:

	(a)	Smith Barney Managed Municipals Fund Inc.
		Smith Barney California Municipals Fund Inc.
		Smith Barney Massachusetts Municipals Fund
		Smith Barney Aggressive Growth Fund Inc.
		Smith Barney Appreciation Fund Inc.
		Smith Barney Principal Return Fund
		Smith Barney Income Funds
		Smith Barney Equity Funds
		Smith Barney Investment Funds Inc.
		Smith Barney Natural Resources Fund Inc.
		Smith Barney Telecommunications Trust
		Smith Barney Arizona Municipals Fund Inc.
		Smith Barney New Jersey Municipals Fund Inc.
		Smith Barney Managed Governments Fund
		The USA High Yield Fund N.V.
		Smith Barney Institutional Cash Management Fund Inc. Smith Barney Fundamental Value Fund Inc.
		Greenwich Street Series Fund
		Consulting Group Capital Markets Funds
		Smith Barney Investment Trust
		Smith Barney Adjustable Rate Government Income Fund Smith Barney Oregon Municipals Fund
		Smith Barney Funds, Inc.
		Smith Barney Muni Funds
		Smith Barney World Funds, Inc.
		Smith Barney Money Funds, Inc.
		Smith Barney Municipal Money Market Fund, Inc.
		Smith Barney Variable Account Funds
		Travelers Series Fund Inc.
		Smith Barney Small Cap Disciplined Fund Inc.
		Smith Barney U.S. Dollar Reserve Fund (Cayman)
		Worldwide Special Fund, N.V.
		Worldwide Securities Limited (Bermuda)
		Smith Barney International Fund (Luxembourg), various series of unit investment trusts and various closed-end funds.



	(b)	The  information  required by this Item 29(b) with  respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of the Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (File No. 8-8177).

	(c)	Inapplicable.


Item 30.	 Location of Accounts and Records.

	Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), and the Rules promulgated thereunder are maintained by Smith Barney Inc., 388 Greenwich Street, New York, New York 10013.

	Records relating to the duties of the Registrant's custodian are maintained by PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania. Records relating to the duties of the Registrant's transfer agent are maintained by First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts.

Item 31.	 Management Services.

		Inapplicable.

Item 32.	Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to
comply  with the provisions  of  Section  16(c)  of  the  Investment   Company
Act  relating  to shareholder communications.

The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, to indemnify the Directors, officers and controlling persons of the Registrant. The Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.




SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of October, 1997.




SMITH BARNEY CONCERT  ALLOCATION SERIES INC.

Pursuant to the requirements of Rule 485(a) of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Concert Allocation Series Inc.,
 has duly caused this Post-Effective Amendment No.10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York as of the 1st day of October, 1997.

						By:/s/ Heath B. McLendon
						Heath B. McLendon
						Chairman of the Board of Directors




Signature

Title
Date

/s/ Heath B. McLendon
Heath B. McLendon

Director; Chairman of
the Board
October 1, 1997

/s/ Lewis E. Daidone
Lewis E. Daidone
Senior Vice President;
Treasurer (Principal
Accounting Officer)

October 1, 1997


/s/ Walter E. Auch*
Walter E. Auch

Director
October 1, 1997

/s/ Martin Brody*
Martin Brody
Director

October 1, 1997


/s/ H. John Ellis*
H. John Ellis

Director
October 1, 1997

/s/ Stephen E.
Kaufman*
Stephen E. Kaufman
Director
October 1, 1997


/s/ Armon E. Kamesar*
Armon E. Kamesar
Director

October 1, 1997



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 23, 1996.

/s/ Heath B. McLendon
Heath B. McLendon